Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Leases [Abstract]
Lease expense prior to ASC 842 adoption	$ 5,054	$ 4,220
Operating lease, weighted average remaining lease term			8 years 8 months 1 day
Operating lease, weighted average discount rate, percent			3.79%